Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments [Abstract]
Schedule of Net Interest Revenue (Expense) and Gains (Losses) on Financial Instruments
Consolidated	12/31/2025	12/31/2024	12/31/2023
Interest revenues
- Income from loans	56,594	17,866	45,612
- Income from guarantees granted	2,118	1,961	1,751
Financial assets
- At amortized cost	13,708	-	-
- At fair value through profit or loss	1,911,922	1,382,973	1,300,960
Total interest revenues	1,984,342	1,402,800	1,348,323

Interest expenses
- Funding expenses	(1,627,750)	(1,028,134)	(923,076)
- Positive fair value - funding (Hedged Item)	200	(340)	(2,514)
Financial assets
- At fair value through profit or loss	(372,108)	(1,060,311)	(180,712)
Total interest expenses	(1,999,658)	(2,088,785)	(1,106,302)

Net gains (losses) from operations in foreign currency
Foreign exchange income	51,297	105,494	88,255
Foreign exchange expenses	(35,188)	(65,278)	(98,592)
Total	16,109	40,216	(10,337)
Gains (losses), net of financial assets and liabilities at fair value through profit or loss
Income from derivative operations	10,092,916	5,541,317	4,873,458
Expenses on derivative operations	(9,882,133)	(4,679,151)	(4,915,994)
Total	210,783	862,166	(42,536)

Net interest revenue (expense) and gains (losses) on financial instruments	211,576	216,397	189,148